Biological Assets and Inventory - Schedule of Biological Inventory (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) kg	Dec. 31, 2017 CAD ($) kg
Disclosure of detailed information about lnventories [line items]
Inventory	$ 11,584	$ 8,416
Raw materials	171	183
Supplies and consumables	802	126
Dry cannabis [member]
Disclosure of detailed information about lnventories [line items]
Finished goods	972	6,145
Work-in-process	7,733	1,630
Inventory	$ 8,705	$ 7,775
Finished goods | kg	187	815
Work in process | kg	1,789	243
Cannabis oils [member]
Disclosure of detailed information about lnventories [line items]
Finished goods	$ 656	$ 332
Work-in-process	1,250
Inventory	$ 1,906	$ 332
Finished goods | kg	115	18
Work in process | kg	220